Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Lessee, Lease, Description [Line Items]
Operating Leases, Rent Expense		$ 73	$ 62
Operating Lease, Cost	$ 40
Short-term Lease, Cost	0
Variable Lease, Cost	27
Sublease Income	(2)
Lease, Cost	65
Operating Lease, Payments	39
Operating Lease, Right-of-Use Asset	207
Operating Lease, Liability, Current	21	$ 0
Operating Lease, Liability, Noncurrent	$ 188
Operating Lease, Weighted Average Remaining Lease Term	13 years
Operating Lease, Weighted Average Discount Rate, Percent	4.61%
Lessee, Operating Lease, Liability, Payments, Due Next Twelve Months	$ 29
Lessee, Operating Lease, Liability, Payments, Due Year Two	33
Lessee, Operating Lease, Liability, Payments, Due Year Three	28
Lessee, Operating Lease, Liability, Payments, Due Year Four	22
Lessee, Operating Lease, Liability, Payments, Due Year Five	19
Lessee, Operating Lease, Liability, Payments, Due after Year Five	157
Lessee, Operating Lease, Liability, Payments, Due	288
Lessee, Operating Lease, Liability, Undiscounted Excess Amount	79
Operating Lease, Liability	$ 209